Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2017 were as follows:

(€ million)
2018	€817
2019	€583
2020	€515
2021	€325
2022	€198
2023 and thereafter	€53

Disclosure of maturity analysis of operating lease payments
The following table summarizes the total future minimum lease payments under non-cancellable lease contracts:

	At December 31, 2017
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ million)
Future minimum lease payments under operating lease agreements	€352	€457	€298	€396	€1,503